Share-based Payment - Summary of Number and Weighted-average Exercise Prices of Share Options (Parenthetical) (Detail)	Dec. 31, 2019 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price	R$ 33.77